GOODWILL - Narrative (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Impairment losses	$ 175	$ 0
Intangible assets and goodwill	8,585	5,244	$ 5,218
Altera Infrastructure L.P. | Infrastructure services
Disclosure of operating segments [line items]
Impairment losses	175
Intangible assets and goodwill	$ 111	$ 286